Other Borrowings - Summary of Federal Home Loan Bank Advances Classified as Short Term (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances [Line Items]
FHLB advances fixed rate	$ 30,000	$ 27,500
0.62% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2016
FHLB advances fixed interest rate	0.62%
FHLB advances fixed rate	$ 10,000
0.60% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2016
FHLB advances fixed interest rate	0.60%
FHLB advances fixed rate	$ 10,000
0.57% Fixed Rate Advances Due 2016 [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank Advances Maturity Year	2016
FHLB advances fixed interest rate	0.57%
FHLB advances fixed rate	$ 10,000